PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2012	2013

Prepayment to service providers	$1,990,015	$2,553,524
Employee advances	685,134	1,000,762
Other deposits	1,225,431	1,110,945
Interest receivables	771,849	2,880,612
Other current assets	45,245	216,727
	$4,717,674	$7,762,570